Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 78.9	$ 309.5	$ 74.1
Other comprehensive income (loss):
Change in unrealized gains on securities, net of taxes of $(12.9), $42.6, and $53.5, respectively	23.9	(79.1)	(99.3)
Change in other-than-temporary impairment losses recognized in other comprehensive income, net of taxes of $(0.3), $0.4, and $0.5, respectively	0.6	(0.7)	(1.0)
Total other comprehensive income (loss)	24.5	(79.8)	(100.3)
Total comprehensive income (loss)	$ 103.4	$ 229.7	$ (26.2)